Long-term debt (Schedule of Long-term Debt Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Long-term debt
Senior unsecured bond	$ 125,000	$ 125,000
Secured long-term debt	405,120	306,843
Total long-term debt	530,120	431,843
Less: Deferred financing costs	(7,609)	(8,168)
Long-term debt, net of deferred financing costs	522,511	423,675
Less: Current portion of long term debt, net of deferred financing costs current	(91,495)	(41,148)
Long-term debt, excluding current maturities	$ 431,016	$ 382,527